ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES

Schedule of subsidiaries
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Golden Star Acquisition Corporation (“Golden Star”)	January 24, 2025	Cayman Islands	100%
Joypub Holding Limited (“Joypub”)	December 9, 2020	BVI	100%
Gamehaus Inc. (“Gamehaus Inc.”)	December 2, 2022	Cayman Islands	100%
Gamehaus PTE LTD (“Gamehaus SG”)	May 25, 2022	Singapore	100%
Gamehaus Limited (“Gamehaus HK”)	January 7, 2021	Hong Kong	100%
Gamepromo Co., Limited (“Gamepromo”)	May 17, 2021	Hong Kong	100%
Shanghai Haoyu Technology Co., Ltd. (“Haoyu SH”)	September 30, 2022	PRC	100%
Chongqing Haohan Network Technology Co., Ltd. (“Haohan CQ”)	March 4, 2021	PRC	100%
Beijing Haoyou Network Technology Co., Ltd. (“Haoyou BJ”)	April 8, 2021	PRC	100%
Chongqing Fanfengjian Network Technology Co., Ltd. (“Fanfengjian CQ”)	April 16, 2021	PRC	70%
Shanghai Fanfengjian Network Technology Co., Ltd. (“Fanfengjian SH”)	November 19, 2021	PRC	70%
Shanghai Kuangre Network Technology Co., Ltd. (“Kuangre SH”)	August 25, 2016	PRC	100%
Dataverse Co., Limited (“Dataverse”)	September 9, 2016	Hong Kong	100%
Avid.ly Co., Limited (“Avid.ly”)*	June 21, 2017	Hong Kong	100%
Xi’an Ruojintang Technology Co., Ltd. (“Ruojintang “)	April 17, 2025	PRC	100%
Guangzhou Octopus Cat Network Technology Co., Ltd. (“Octopus Cat “)	May 19, 2025	PRC	51%

*	The entity was deregistered on May 2, 2025. Since the operation of the entity was transferred to the other entities of the Company, the deregistration did not have a material impact on the Company’s consolidated financial statements for the years ended June 30, 2025, 2024 and 2023.

SCHEDULE OF NET INCOME PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS

The net income per share before and after the retrospective adjustments are as follows.

	For the Year Ended June 30, 2024
	Before adjustment	After adjustment
Net income attributable to Gamehaus Holdings Inc.’s shareholders per share
—Basic and diluted	$0.05	$0.16

	For the Year Ended June 30, 2023
	Before adjustment	After adjustment
Net income attributable to Gamehaus Holdings Inc.’s shareholders per share
—Basic and diluted	$0.03	$0.08